Share capital and reserves - Listing and Share Transaction Costs (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Share Capital, Reserves and Other Equity Interest [Abstract]
Share issue related cost, beginning balance	€ 13.3
Share issue related cost	0.5
Share issue related cost, ending balance	€ 13.8